Long - Term Debt - Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Issuance Costs, Net [Abstract]
Opening balance	$ 14,095	$ 9,299
Expenditures in the period	1,193	7,904
Amortization included within interest expense	(4,085)	(3,108)
Closing balance	$ 11,203	$ 14,095